Employee Benefit Plans - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding [Roll Forward]
Number of Options, Outstanding, Beginning balance	3,492,694	2,795,402
Number of Options, Granted	1,483,328	766,297	547,557
Number of Options, Exercised	(177,212)	(15,800)
Number of Options, Forfeited or expired	(25,780)	(53,205)
Number of Options, Outstanding, Ending balance	4,773,030	3,492,694	2,795,402
Number of Options, Exercisable	2,557,179	2,236,152
Weighted Average Exercise Price per Share, Outstanding, Beginning balance	$ 0.90	$ 0.51
Weighted Average Exercise Price per Share, Granted	$ 7.51	$ 2.34
Weighted Average Exercise Price per Share, Exercised	$ 0.97	$ 0.48
Weighted Average Exercise Price per Share, Forfeited or expired	$ 2.74	$ 0.57
Weighted Average Exercise Price per Share, Outstanding, Ending balance	$ 2.94	$ 0.90	$ 0.51
Weighted Average Exercise Price per Share, Exercisable	$ 0.70	$ 0.66
Weighted Average Remaining Contractual Term (In Years), Outstanding	7 years 8 months 12 days	7 years 4 months 24 days
Weighted Average Remaining Contractual Term (In Years), Exercisable	6 years 8 months 12 days	6 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 176,875	$ 9,211
Aggregate Intrinsic Value, Exercisable	$ 100,489	$ 6,457